Quarterly Holdings Report
for
Fidelity® Series International Developed Markets Bond Index Fund
September 30, 2024
IDM-NPRT3-1124
1.9901936.103
Foreign Government and Government Agency Obligations - 98.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 4.8%
Australian Commonwealth 0.25% 11/21/2024 (b)	AUD	123,000	84,553
Australian Commonwealth 0.25% 11/21/2025 (b)	AUD	62,192,000	41,312,699
Australian Commonwealth 0.5% 9/21/2026 (b)	AUD	64,476,000	41,974,503
Australian Commonwealth 1% 11/21/2031 (b)	AUD	34,057,000	19,409,103
Australian Commonwealth 1% 12/21/2030 (b)	AUD	48,912,000	28,704,127
Australian Commonwealth 1.25% 5/21/2032	AUD	53,000,000	30,316,486
Australian Commonwealth 1.5% 6/21/2031 (b)	AUD	18,500,000	11,064,479
Australian Commonwealth 1.75% 11/21/2032 (b)	AUD	13,400,000	7,872,716
Australian Commonwealth 1.75% 6/21/2051 (b)	AUD	28,212,000	11,018,212
Australian Commonwealth 2.5% 5/21/2030 (b)	AUD	35,000,000	22,749,771
Australian Commonwealth 2.75% 11/21/2027 (b)	AUD	55,551,000	37,516,488
Australian Commonwealth 2.75% 11/21/2028 (b)	AUD	7,267,000	4,870,204
Australian Commonwealth 2.75% 11/21/2029 (b)	AUD	52,813,000	35,010,883
Australian Commonwealth 2.75% 5/21/2041 (b)	AUD	35,678,000	20,000,661
Australian Commonwealth 2.75% 6/21/2035 (b)	AUD	16,600,000	10,200,578
Australian Commonwealth 3% 11/21/2033 (b)	AUD	34,500,000	22,098,961
Australian Commonwealth 3.25% 4/21/2029 (b)	AUD	64,300,000	43,823,006
Australian Commonwealth 3.75% 4/21/2037 (b)	AUD	29,572,000	19,743,148
Australian Commonwealth 3.75% 5/21/2034 (b)	AUD	39,600,000	26,876,452
Australian Commonwealth 4.25% 4/21/2026 (b)	AUD	37,300,000	26,018,410
Australian Commonwealth 4.5% 4/21/2033 (b)	AUD	72,521,000	52,190,520
Australian Commonwealth 4.75% 4/21/2027 (b)	AUD	31,200,000	22,197,595
Australian Commonwealth 4.75% 6/21/2054 (b)	AUD	3,800,000	2,698,429
TOTAL AUSTRALIA			537,751,984
AUSTRIA - 4.6%
Republic of Austria 0% 10/20/2028 (b)(c)	EUR	8,400,000	8,549,359
Republic of Austria 0% 10/20/2040 (b)(c)	EUR	46,009,000	32,170,856
Republic of Austria 0% 2/20/2030 (b)(c)	EUR	26,462,000	25,993,779
Republic of Austria 0% 2/20/2031 (b)(c)	EUR	18,603,000	17,755,497
Republic of Austria 0.25% 10/20/2036 (b)(c)	EUR	24,709,000	20,369,110
Republic of Austria 0.5% 2/20/2029 (b)(c)	EUR	37,800,000	39,044,828
Republic of Austria 0.5% 4/20/2027 (b)(c)	EUR	58,716,000	62,719,707
Republic of Austria 0.75% 10/20/2026 (b)(c)	EUR	12,510,000	13,540,257
Republic of Austria 0.75% 2/20/2028 (b)(c)	EUR	30,597,000	32,471,490
Republic of Austria 0.75% 3/20/2051 (b)(c)	EUR	48,977,000	32,499,934
Republic of Austria 0.85% 6/30/2120 (b)(c)	EUR	8,916,000	4,614,557
Republic of Austria 0.9% 2/20/2032 (b)(c)	EUR	36,230,000	36,010,022
Republic of Austria 1.2% 10/20/2025 (b)(c)	EUR	29,419,000	32,317,782
Republic of Austria 1.5% 11/2/2086 (b)(c)	EUR	12,700,000	8,740,599
Republic of Austria 2.1% 9/20/2117 (b)(c)	EUR	6,220,000	5,442,309
Republic of Austria 2.9% 2/20/2033 (b)(c)	EUR	32,600,000	37,145,684
Republic of Austria 2.9% 2/20/2034 (b)(c)	EUR	24,400,000	27,747,100
Republic of Austria 2.9% 5/23/2029 (b)(c)	EUR	9,400,000	10,755,503
Republic of Austria 3.15% 6/20/2044 (b)(c)	EUR	8,180,000	9,300,062
Republic of Austria 3.8% 1/26/2062 (b)(c)	EUR	12,165,000	15,844,332
Republic of Austria 4.15% 3/15/2037 (b)(c)	EUR	16,199,000	20,517,761
Republic of Austria 4.85% 3/15/2026 (b)(c)	EUR	17,828,000	20,564,827
TOTAL AUSTRIA			514,115,355
BELGIUM - 4.6%
Kingdom of Belgium 0% 10/22/2027 (b)(c)	EUR	44,928,000	46,791,856
Kingdom of Belgium 0% 10/22/2031 (b)(c)	EUR	26,206,000	24,500,665
Kingdom of Belgium 0.1% 6/22/2030 (b)(c)	EUR	9,500,000	9,303,734
Kingdom of Belgium 0.35% 6/22/2032 (b)(c)	EUR	41,590,000	39,121,802
Kingdom of Belgium 0.65% 6/22/2071 (b)(c)	EUR	17,403,000	8,230,684
Kingdom of Belgium 0.8% 6/22/2027 (b)(c)	EUR	6,886,000	7,391,229
Kingdom of Belgium 0.8% 6/22/2028 (b)(c)	EUR	29,386,000	31,070,797
Kingdom of Belgium 0.9% 6/22/2029 (b)(c)	EUR	33,476,000	34,961,242
Kingdom of Belgium 1% 6/22/2026 (b)(c)	EUR	10,527,000	11,481,377
Kingdom of Belgium 1% 6/22/2031 (b)(c)	EUR	19,681,000	19,940,926
Kingdom of Belgium 1.4% 6/22/2053 (b)(c)	EUR	31,810,000	22,671,160
Kingdom of Belgium 1.6% 6/22/2047 (b)(c)	EUR	9,816,000	8,005,148
Kingdom of Belgium 1.7% 6/22/2050 (b)(c)	EUR	25,449,000	20,393,726
Kingdom of Belgium 1.9% 6/22/2038 (b)(c)	EUR	7,550,000	7,352,840
Kingdom of Belgium 2.15% 6/22/2066 (b)(c)	EUR	7,830,000	6,497,978
Kingdom of Belgium 2.7% 10/22/2029 (b)(c)	EUR	8,300,000	9,396,488
Kingdom of Belgium 2.85% 10/22/2034 (b)(c)	EUR	25,000,000	28,062,222
Kingdom of Belgium 3% 6/22/2033 (b)(c)	EUR	19,500,000	22,317,635
Kingdom of Belgium 3.3% 6/22/2054 (b)(c)	EUR	8,000,000	8,712,670
Kingdom of Belgium 3.45% 6/22/2043 (b)(c)	EUR	1,700,000	1,952,337
Kingdom of Belgium 3.75% 6/22/2045 (b)	EUR	6,638,000	7,932,424
Kingdom of Belgium 4.25% 3/28/2041 (b)(c)	EUR	44,660,000	56,712,909
Kingdom of Belgium 4.5% 3/28/2026 (b)(c)	EUR	12,960,000	14,893,494
Kingdom of Belgium 5% 3/28/2035 (b)(c)	EUR	46,949,000	62,542,223
TOTAL BELGIUM			510,237,566
CANADA - 4.5%
Canadian Government 0.25% 3/1/2026	CAD	27,528,000	19,582,138
Canadian Government 0.5% 12/1/2030	CAD	63,762,000	41,097,248
Canadian Government 1% 6/1/2027	CAD	6,319,000	4,472,429
Canadian Government 1.25% 3/1/2027	CAD	30,500,000	21,752,209
Canadian Government 1.25% 6/1/2030	CAD	12,150,000	8,264,462
Canadian Government 1.5% 12/1/2031	CAD	54,493,000	36,788,265
Canadian Government 1.5% 6/1/2026 (d)	CAD	21,563,000	15,584,766
Canadian Government 1.75% 12/1/2053	CAD	46,000,000	24,975,267
Canadian Government 2% 12/1/2051	CAD	59,969,000	34,987,718
Canadian Government 2% 6/1/2032	CAD	23,400,000	16,264,856
Canadian Government 2.25% 6/1/2029	CAD	700,000	508,739
Canadian Government 2.5% 12/1/2032	CAD	24,700,000	17,748,496
Canadian Government 2.75% 12/1/2064	CAD	7,300,000	5,001,643
Canadian Government 2.75% 6/1/2033	CAD	15,500,000	11,322,352
Canadian Government 2.75% 9/1/2027	CAD	4,200,000	3,104,916
Canadian Government 3% 6/1/2034	CAD	27,100,000	20,106,539
Canadian Government 3.25% 12/1/2033	CAD	33,700,000	25,547,039
Canadian Government 3.5% 12/1/2045	CAD	3,419,000	2,667,626
Canadian Government 3.5% 3/1/2028	CAD	57,700,000	43,727,765
Canadian Government 3.5% 9/1/2029	CAD	49,400,000	37,765,643
Canadian Government 4% 3/1/2029	CAD	44,500,000	34,640,870
Canadian Government 4% 6/1/2041	CAD	19,381,000	15,982,715
Canadian Government 4% 8/1/2026	CAD	29,400,000	22,152,224
Canadian Government 4.5% 2/1/2026	CAD	29,700,000	22,350,817
Canadian Government 5.75% 6/1/2029	CAD	4,040,000	3,387,841
Canadian Government 5.75% 6/1/2033	CAD	14,800,000	13,267,856
TOTAL CANADA			503,052,439
CYPRUS - 0.3%
Cyprus Government Bond 0% 2/9/2026 (b)	EUR	5,219,000	5,613,633
Cyprus Government Bond 0.625% 1/21/2030 (b)	EUR	4,882,000	4,906,664
Cyprus Government Bond 0.95% 1/20/2032 (b)	EUR	1,900,000	1,875,631
Cyprus Government Bond 1.25% 1/21/2040 (b)	EUR	11,474,000	9,434,375
Cyprus Government Bond 2.25% 4/16/2050 (b)	EUR	3,919,000	3,341,887
Cyprus Government Bond 2.375% 9/25/2028 (b)	EUR	2,600,000	2,872,281
Cyprus Government Bond 2.75% 2/26/2034 (b)	EUR	4,289,000	4,685,833
TOTAL CYPRUS			32,730,304
DENMARK - 1.7%
Danish Kingdom 0% 11/15/2031	DKK	12,602,000	1,648,587
Danish Kingdom 0% 11/15/2031	DKK	172,627,000	22,539,945
Danish Kingdom 0.25% 11/15/2052	DKK	165,350,000	14,211,031
Danish Kingdom 0.5% 11/15/2027	DKK	143,587,000	20,595,791
Danish Kingdom 0.5% 11/15/2029	DKK	149,126,000	20,817,758
Danish Kingdom 1.75% 11/15/2025	DKK	124,198,000	18,470,546
Danish Kingdom 2.25% 11/15/2026	DKK	91,200,000	13,726,788
Danish Kingdom 2.25% 11/15/2033	DKK	95,000,000	14,458,488
Danish Kingdom 4.5% 11/15/2039	DKK	310,564,000	59,231,804
TOTAL DENMARK			185,700,738
ESTONIA - 0.1%
Republic of Estonia 0.125% 6/10/2030 (b)	EUR	2,467,000	2,375,906
Republic of Estonia 3.25% 1/17/2034 (b)	EUR	2,200,000	2,486,913
Republic of Estonia 4% 10/12/2032 (b)	EUR	6,500,000	7,805,993
TOTAL ESTONIA			12,668,812
FINLAND - 3.3%
Finnish Government 0% 9/15/2026 (b)(c)	EUR	17,640,000	18,814,201
Finnish Government 0% 9/15/2030 (b)(c)	EUR	17,105,000	16,549,790
Finnish Government 0.125% 4/15/2036 (b)(c)	EUR	23,991,000	19,759,460
Finnish Government 0.125% 4/15/2052 (b)(c)	EUR	25,200,000	13,491,592
Finnish Government 0.125% 9/15/2031 (b)(c)	EUR	7,267,000	6,903,019
Finnish Government 0.25% 9/15/2040 (b)(c)	EUR	22,189,000	16,360,331
Finnish Government 0.5% 4/15/2026 (b)(c)	EUR	33,649,000	36,474,354
Finnish Government 0.5% 4/15/2043 (b)(c)	EUR	27,870,000	20,267,646
Finnish Government 0.5% 9/15/2027 (b)(c)	EUR	13,808,000	14,653,701
Finnish Government 0.5% 9/15/2028 (b)(c)	EUR	19,079,000	19,852,023
Finnish Government 0.5% 9/15/2029 (b)(c)	EUR	21,445,000	21,875,844
Finnish Government 1.125% 4/15/2034 (b)(c)	EUR	2,320,000	2,257,041
Finnish Government 1.375% 4/15/2027 (b)(c)	EUR	8,500,000	9,275,624
Finnish Government 1.375% 4/15/2047 (b)(c)	EUR	5,710,000	4,730,886
Finnish Government 1.5% 9/15/2032 (b)(c)	EUR	31,260,000	32,228,628
Finnish Government 2.75% 7/4/2028 (b)(c)	EUR	20,413,000	23,174,686
Finnish Government 2.875% 4/15/2029 (b)(c)	EUR	25,100,000	28,649,463
Finnish Government 2.95% 4/15/2055 (b)(c)	EUR	2,900,000	3,188,884
Finnish Government 3% 9/15/2033 (b)(c)	EUR	38,000,000	43,653,292
Finnish Government 3% 9/15/2034 (b)(c)	EUR	13,700,000	15,699,577
TOTAL FINLAND			367,860,042
FRANCE - 6.7%
French Government 0% 11/25/2029 (b)(c)	EUR	50,654,000	49,676,641
French Government 0% 11/25/2030 (b)(c)	EUR	24,200,000	23,057,886
French Government 0% 11/25/2031 (b)(c)	EUR	32,269,000	29,809,199
French Government 0% 2/25/2027 (b)(c)	EUR	26,074,000	27,481,691
French Government 0% 5/25/2032 (b)(c)	EUR	22,900,000	20,808,414
French Government 0.5% 5/25/2029 (b)(c)	EUR	31,290,000	31,867,332
French Government 0.5% 5/25/2040 (b)(c)	EUR	24,343,000	18,057,985
French Government 0.5% 5/25/2072 (b)(c)	EUR	26,570,000	10,745,714
French Government 0.5% 6/25/2044 (b)(c)	EUR	7,500,000	4,972,859
French Government 0.75% 11/25/2028 (b)(c)	EUR	27,662,000	28,794,666
French Government 0.75% 2/25/2028 (b)(c)	EUR	14,300,000	15,093,331
French Government 0.75% 5/25/2028 (b)(c)	EUR	12,780,000	13,433,865
French Government 0.75% 5/25/2052 (b)(c)	EUR	34,264,000	20,006,084
French Government 0.75% 5/25/2053 (b)(c)	EUR	15,200,000	8,646,093
French Government 1.25% 5/25/2036 (b)(c)	EUR	75,986,000	69,976,191
French Government 1.5% 5/25/2050 (b)(c)	EUR	9,827,000	7,343,306
French Government 1.75% 5/25/2066 (b)(c)	EUR	4,110,000	2,900,131
French Government 1.75% 6/25/2039 (b)(c)	EUR	6,190,000	5,749,004
French Government 2% 11/25/2032 (b)(c)	EUR	32,000,000	33,696,280
French Government 2% 5/25/2048 (b)(c)	EUR	70,000	60,177
French Government 2.5% 5/25/2030 (b)(c)	EUR	50,278,000	55,905,616
French Government 2.5% 5/25/2043 (b)(c)	EUR	22,700,000	22,328,843
French Government 2.5% 9/24/2026 (b)(c)	EUR	106,400,000	118,865,542
French Government 2.75% 10/25/2027 (b)(c)	EUR	40,810,000	45,993,499
French Government 3% 11/25/2034 (b)(c)	EUR	15,500,000	17,366,130
French Government 3% 5/25/2033 (b)(c)	EUR	4,600,000	5,200,365
French Government 3% 5/25/2054 (b)(c)	EUR	3,200,000	3,214,172
French Government 3.25% 5/25/2045 (b)(c)	EUR	11,653,000	12,762,306
French Government 3.25% 5/25/2055 (b)(c)	EUR	900,000	944,591
French Government 3.5% 11/25/2033 (b)(c)	EUR	19,800,000	23,204,102
French Government 3.5% 4/25/2026 (b)(c)	EUR	2,216,000	2,510,772
French Government 4% 4/25/2060 (b)(c)	EUR	800,000	973,824
French Government 4.5% 4/25/2041 (b)(c)	EUR	1,710,000	2,203,362
French Government 4.75% 4/25/2035 (b)(c)	EUR	36,000	46,643
TOTAL FRANCE			733,696,616
GERMANY - 5.4%
German Federal Republic 0% 10/10/2025 (b)	EUR	39,774,000	43,235,927
German Federal Republic 0% 10/9/2026 (b)(e)	EUR	33,949,000	36,307,588
German Federal Republic 0% 2/15/2032 (b)	EUR	15,890,000	15,327,496
German Federal Republic 0% 4/10/2026 (b)	EUR	11,500,000	12,405,002
German Federal Republic 0% 4/16/2027 (b)(e)	EUR	58,190,000	61,709,927
German Federal Republic 0% 5/15/2036 (b)	EUR	14,965,000	12,866,263
German Federal Republic 0% 8/15/2029 (b)	EUR	14,992,000	15,237,794
German Federal Republic 0% 8/15/2030 (b)	EUR	31,124,000	31,027,632
German Federal Republic 0% 8/15/2031 (b)	EUR	940,000	917,194
German Federal Republic 0% 8/15/2050 (b)	EUR	16,203,000	9,684,773
German Federal Republic 0% 8/15/2052 (b)	EUR	13,519,000	7,702,694
German Federal Republic 0.25% 2/15/2027 (b)	EUR	1,710,000	1,830,973
German Federal Republic 0.25% 2/15/2029 (b)	EUR	20,250,000	21,038,144
German Federal Republic 1.25% 8/15/2048 (b)	EUR	4,320,000	3,771,907
German Federal Republic 1.3% 10/15/2027 (b)	EUR	12,400,000	13,568,822
German Federal Republic 1.7% 8/15/2032 (b)	EUR	17,500,000	19,081,172
German Federal Republic 1.8% 8/15/2053 (b)	EUR	17,000,000	16,377,878
German Federal Republic 2.1% 11/15/2029 (b)	EUR	5,600,000	6,279,545
German Federal Republic 2.1% 4/12/2029 (b)	EUR	10,400,000	11,652,588
German Federal Republic 2.2% 2/15/2034 (b)	EUR	31,000,000	34,813,630
German Federal Republic 2.2% 4/13/2028 (b)	EUR	19,000,000	21,351,725
German Federal Republic 2.3% 2/15/2033 (b)	EUR	20,600,000	23,405,560
German Federal Republic 2.4% 10/19/2028 (b)	EUR	9,900,000	11,221,387
German Federal Republic 2.4% 11/15/2030 (b)	EUR	6,400,000	7,294,427
German Federal Republic 2.5% 3/19/2026 (b)	EUR	11,500,000	12,854,939
German Federal Republic 2.5% 7/4/2044 (b)	EUR	5,952,000	6,657,973
German Federal Republic 2.5% 8/15/2046 (b)	EUR	4,481,000	5,014,873
German Federal Republic 2.5% 8/15/2054 (b)	EUR	5,700,000	6,398,957
German Federal Republic 2.6% 8/15/2033 (b)	EUR	11,800,000	13,705,066
German Federal Republic 2.6% 8/15/2034 (b)	EUR	6,200,000	7,188,422
German Federal Republic 2.9% 6/18/2026 (b)	EUR	14,300,000	16,120,523
German Federal Republic 3.25% 7/4/2042 (b)(e)	EUR	31,970,000	39,682,390
German Federal Republic 4% 1/4/2037 (b)	EUR	8,010,000	10,530,992
German Federal Republic 4.75% 7/4/2034 (b)	EUR	650,000	890,048
German Federal Republic 4.75% 7/4/2040 (b)	EUR	15,931,000	23,125,279
German Federal Republic 5.5% 1/4/2031 (b)	EUR	12,481,000	16,748,033
German Federal Republic 6.5% 7/4/2027 (b)	EUR	4,770,000	5,949,070
TOTAL GERMANY			602,976,613
GREECE - 2.1%
Greek Government 1.875% 1/24/2052 (b)(c)	EUR	18,300,000	14,051,447
Greek Government 2% 4/22/2027 (b)(c)	EUR	6,400,000	7,103,694
Greek Government 3.875% 3/12/2029 (b)(c)	EUR	6,500,000	7,668,072
Greek Government 3.875% 6/15/2028 (b)(c)	EUR	26,300,000	30,869,894
Greek Government 3.9% 1/30/2033 (b)	EUR	100,200,000	119,040,756
Greek Government 4.2% 1/30/2042 (b)	EUR	29,100,000	34,692,914
Greek Government Treasury Bills 0% 2/12/2026 (b)(c)	EUR	20,700,000	22,403,353
TOTAL GREECE			235,830,130
HONG KONG - 0.2%
Hong Kong Government 1.25% 6/29/2027	HKD	66,600,000	8,268,294
Hong Kong Government 1.59% 3/4/2036	HKD	33,800,000	3,788,110
Hong Kong Government 1.68% 1/21/2026	HKD	33,050,000	4,189,044
Hong Kong Government 1.89% 3/2/2032	HKD	1,600,000	194,903
Hong Kong Government 1.97% 1/17/2029	HKD	36,000,000	4,525,876
Hong Kong Government 2.02% 3/7/2034	HKD	12,000,000	1,443,683
Hong Kong Government 2.13% 7/16/2030	HKD	4,750,000	596,547
TOTAL HONG KONG			23,006,457
IRELAND - 3.2%
Ireland Government Bond 0% 10/18/2031 (b)	EUR	31,431,000	29,861,271
Ireland Government Bond 0.2% 10/18/2030 (b)	EUR	13,045,000	12,859,588
Ireland Government Bond 0.2% 5/15/2027 (b)	EUR	7,634,000	8,099,207
Ireland Government Bond 0.35% 10/18/2032 (b)	EUR	36,012,000	34,358,360
Ireland Government Bond 0.4% 5/15/2035 (b)	EUR	24,240,000	21,637,472
Ireland Government Bond 0.55% 4/22/2041 (b)	EUR	13,006,000	10,267,534
Ireland Government Bond 0.9% 5/15/2028 (b)	EUR	19,128,000	20,433,337
Ireland Government Bond 1% 5/15/2026 (b)	EUR	50,217,000	54,856,760
Ireland Government Bond 1.1% 5/15/2029 (b)	EUR	48,929,000	51,944,989
Ireland Government Bond 1.5% 5/15/2050 (b)	EUR	25,043,000	21,224,140
Ireland Government Bond 1.7% 5/15/2037 (b)	EUR	2,690,000	2,687,339
Ireland Government Bond 2% 2/18/2045 (b)	EUR	21,684,000	21,030,608
Ireland Government Bond 2.4% 5/15/2030 (b)	EUR	20,760,000	23,337,011
Ireland Government Bond 2.6% 10/18/2034 (b)	EUR	18,500,000	20,809,299
Ireland Government Bond 3% 10/18/2043 (b)	EUR	18,000,000	20,681,882
TOTAL IRELAND			354,088,797
ITALY - 5.9%
Italian Republic 0% 4/1/2026 (b)	EUR	18,671,000	20,041,482
Italian Republic 0% 8/1/2026 (b)	EUR	12,600,000	13,426,849
Italian Republic 0.25% 3/15/2028 (b)	EUR	24,775,000	25,534,740
Italian Republic 0.45% 2/15/2029 (b)	EUR	29,560,000	29,956,452
Italian Republic 0.6% 8/1/2031 (b)(c)	EUR	17,143,000	16,295,803
Italian Republic 0.95% 3/1/2037 (b)(c)	EUR	41,747,000	34,442,251
Italian Republic 0.95% 6/1/2032 (b)	EUR	31,140,000	29,692,747
Italian Republic 0.95% 8/1/2030 (b)	EUR	16,920,000	16,907,729
Italian Republic 1.1% 4/1/2027 (b)	EUR	27,790,000	29,949,486
Italian Republic 1.65% 3/1/2032 (b)(c)	EUR	1,710,000	1,730,467
Italian Republic 1.7% 9/1/2051 (b)(c)	EUR	5,786,000	4,107,457
Italian Republic 1.8% 3/1/2041 (b)(c)	EUR	31,210,000	26,289,104
Italian Republic 2.15% 9/1/2052 (b)(c)	EUR	22,110,000	17,121,605
Italian Republic 2.5% 12/1/2032 (b)	EUR	18,000,000	19,155,840
Italian Republic 2.65% 12/1/2027 (b)	EUR	14,400,000	16,122,523
Italian Republic 2.7% 3/1/2047 (b)(c)	EUR	1,950,000	1,785,419
Italian Republic 2.8% 3/1/2067 (b)(c)	EUR	1,200,000	1,021,003
Italian Republic 2.8% 6/15/2029 (b)	EUR	16,700,000	18,668,388
Italian Republic 2.95% 2/15/2027 (b)	EUR	31,500,000	35,460,449
Italian Republic 3% 8/1/2029 (b)	EUR	18,611,000	20,994,523
Italian Republic 3.25% 9/1/2046 (b)(c)	EUR	9,830,000	9,889,236
Italian Republic 3.35% 7/1/2029 (b)	EUR	27,000,000	30,865,485
Italian Republic 3.5% 1/15/2026 (b)	EUR	17,100,000	19,251,863
Italian Republic 3.7% 6/15/2030 (b)	EUR	5,900,000	6,845,173
Italian Republic 3.8% 8/1/2028 (b)	EUR	9,700,000	11,267,649
Italian Republic 3.85% 12/15/2029 (b)	EUR	5,900,000	6,904,226
Italian Republic 3.85% 2/1/2035 (b)	EUR	5,900,000	6,808,944
Italian Republic 3.85% 7/1/2034 (b)	EUR	18,200,000	21,092,779
Italian Republic 4% 11/15/2030 (b)	EUR	3,000,000	3,535,826
Italian Republic 4% 2/1/2037 (b)(c)	EUR	137,000	160,288
Italian Republic 4.2% 3/1/2034 (b)	EUR	18,800,000	22,436,324
Italian Republic 4.35% 11/1/2033 (b)	EUR	10,500,000	12,688,270
Italian Republic 4.4% 5/1/2033 (b)	EUR	23,400,000	28,418,052
Italian Republic 4.45% 9/1/2043 (b)(c)	EUR	17,100,000	20,362,975
Italian Republic 4.5% 10/1/2053 (b)(c)	EUR	6,900,000	8,216,758
Italian Republic 4.75% 9/1/2044 (b)(c)	EUR	11,726,000	14,562,092
Italian Republic 5% 8/1/2034 (b)(c)	EUR	9,900,000	12,564,862
Italian Republic 6% 5/1/2031 (b)	EUR	13,509,000	17,789,564
Italian Republic 7.25% 11/1/2026 (b)	EUR	19,492,000	23,833,120
TOTAL ITALY			656,197,803
JAPAN - 20.2%
Japan Government 0.005% 3/20/2026	JPY	676,550,000	4,685,129
Japan Government 0.005% 6/20/2026	JPY	4,721,750,000	32,655,554
Japan Government 0.005% 6/20/2027	JPY	2,590,000,000	17,838,878
Japan Government 0.005% 8/1/2025	JPY	2,931,600,000	20,372,810
Japan Government 0.1% 1/1/2026	JPY	2,337,000,000	16,221,520
Japan Government 0.1% 2/1/2026	JPY	4,521,200,000	31,373,621
Japan Government 0.1% 3/20/2027	JPY	3,530,000,000	24,394,271
Japan Government 0.1% 3/20/2028	JPY	6,334,600,000	43,606,818
Japan Government 0.1% 6/20/2031	JPY	1,077,900,000	7,268,747
Japan Government 0.1% 9/20/2027	JPY	1,733,100,000	11,954,863
Japan Government 0.1% 9/20/2027	JPY	30,000,000	206,939
Japan Government 0.1% 9/20/2028	JPY	1,415,100,000	9,715,428
Japan Government 0.2% 12/20/2027	JPY	1,559,000,000	10,779,635
Japan Government 0.2% 12/20/2028	JPY	7,138,500,000	49,125,893
Japan Government 0.2% 3/20/2028	JPY	2,462,400,000	17,009,363
Japan Government 0.2% 6/20/2028	JPY	3,820,600,000	26,362,074
Japan Government 0.2% 6/20/2036	JPY	4,474,500,000	28,150,201
Japan Government 0.2% 9/20/2032	JPY	1,023,200,000	6,858,519
Japan Government 0.3% 12/20/2025	JPY	3,000,000,000	20,879,249
Japan Government 0.3% 12/20/2028	JPY	3,077,800,000	21,269,531
Japan Government 0.3% 5/1/2026	JPY	7,078,000,000	49,214,323
Japan Government 0.3% 9/20/2028	JPY	2,825,200,000	19,548,281
Japan Government 0.4% 12/20/2028	JPY	410,800,000	2,850,690
Japan Government 0.4% 3/20/2029	JPY	6,712,800,000	46,534,451
Japan Government 0.4% 3/20/2056	JPY	140,000,000	590,391
Japan Government 0.4% 6/20/2033	JPY	8,067,700,000	54,536,473
Japan Government 0.4% 6/20/2041	JPY	27,727,900,000	161,233,712
Japan Government 0.4% 8/1/2026	JPY	1,537,400,000	10,702,486
Japan Government 0.4% 9/1/2026	JPY	5,378,400,000	37,437,182
Japan Government 0.4% 9/20/2028	JPY	2,067,700,000	14,363,052
Japan Government 0.5% 12/20/2032	JPY	6,077,800,000	41,657,615
Japan Government 0.5% 3/20/2029	JPY	579,600,000	4,035,565
Japan Government 0.5% 3/20/2033	JPY	13,766,200,000	94,103,435
Japan Government 0.5% 3/20/2060	JPY	597,800,000	2,420,024
Japan Government 0.5% 6/20/2029	JPY	2,644,400,000	18,402,706
Japan Government 0.6% 12/20/2033	JPY	15,759,800,000	107,672,138
Japan Government 0.6% 12/20/2036	JPY	8,330,000,000	54,528,536
Japan Government 0.6% 3/20/2029	JPY	4,490,100,000	31,399,303
Japan Government 0.6% 6/20/2029	JPY	2,487,200,000	17,379,510
Japan Government 0.7% 3/20/2061	JPY	5,773,100,000	24,840,899
Japan Government 0.7% 6/20/2051	JPY	7,946,750,000	40,255,977
Japan Government 0.8% 3/20/2034	JPY	13,648,100,000	94,705,327
Japan Government 0.8% 3/20/2042	JPY	12,868,900,000	79,022,075
Japan Government 0.8% 9/20/2033	JPY	5,624,900,000	39,249,650
Japan Government 0.9% 6/20/2042	JPY	3,810,000,000	23,729,759
Japan Government 1% 3/20/2052	JPY	6,313,200,000	34,259,295
Japan Government 1.1% 3/20/2043	JPY	4,675,100,000	29,816,875
Japan Government 1.1% 6/20/2034	JPY	683,400,000	4,858,666
Japan Government 1.1% 6/20/2043	JPY	6,114,400,000	38,810,965
Japan Government 1.2% 6/20/2053	JPY	5,376,400,000	30,399,245
Japan Government 1.3% 12/20/2043	JPY	10,894,400,000	71,259,116
Japan Government 1.3% 3/20/2063	JPY	4,059,800,000	21,039,495
Japan Government 1.3% 6/20/2052	JPY	2,660,000,000	15,560,792
Japan Government 1.4% 12/20/2042	JPY	7,799,400,000	52,406,433
Japan Government 1.4% 3/20/2053	JPY	5,827,900,000	34,722,079
Japan Government 1.4% 9/20/2052	JPY	2,841,600,000	17,004,522
Japan Government 1.6% 12/20/2052	JPY	7,051,200,000	44,170,022
Japan Government 1.6% 12/20/2053	JPY	5,076,700,000	31,572,853
Japan Government 1.6% 3/20/2033	JPY	4,250,200,000	31,722,209
Japan Government 1.6% 3/20/2044	JPY	11,772,500,000	80,682,887
Japan Government 1.7% 9/20/2032	JPY	200,000,000	1,502,731
Japan Government 1.8% 3/20/2054	JPY	5,102,100,000	33,231,009
Japan Government 1.8% 9/20/2053	JPY	2,224,000,000	14,534,569
Japan Government 1.9% 6/20/2044	JPY	1,673,800,000	12,036,919
Japan Government 2.1% 6/20/2027	JPY	730,000,000	5,315,375
Japan Government 2.2% 3/20/2064	JPY	2,469,700,000	16,576,073
Japan Government 2.3% 3/20/2040	JPY	1,641,350,000	12,800,531
Japan Government 2.4% 3/20/2048	JPY	4,353,800,000	33,183,999
Japan Government 2.4% 6/20/2028	JPY	4,480,650,000	33,437,231
Japan Government 2.5% 6/20/2034	JPY	8,518,600,000	68,276,231
TOTAL JAPAN			2,240,322,725
LATVIA - 0.6%
Republic of Latvia 0% 3/17/2031 (b)	EUR	5,378,000	4,927,924
Republic of Latvia 0.25% 1/23/2030 (b)	EUR	2,400,000	2,308,735
Republic of Latvia 0.375% 10/7/2026 (b)	EUR	6,887,000	7,314,536
Republic of Latvia 1.125% 5/30/2028 (b)	EUR	7,800,000	8,222,394
Republic of Latvia 1.375% 5/16/2036 (b)	EUR	1,833,000	1,671,581
Republic of Latvia 1.375% 9/23/2025 (b)	EUR	10,220,000	11,204,041
Republic of Latvia 1.875% 2/19/2049 (b)	EUR	4,878,000	3,945,561
Republic of Latvia 2.25% 2/15/2047 (b)	EUR	1,380,000	1,196,950
Republic of Latvia 3.875% 3/25/2027 (b)	EUR	16,600,000	18,961,128
Republic of Latvia 3.875% 5/22/2029 (b)	EUR	3,600,000	4,153,528
TOTAL LATVIA			63,906,378
LITHUANIA - 0.5%
Lithuania Government 0.5% 7/28/2050 (b)	EUR	2,285,000	1,314,696
Lithuania Government 0.75% 5/6/2030 (b)	EUR	3,462,000	3,417,773
Lithuania Government 0.75% 7/15/2051 (b)	EUR	2,250,000	1,335,258
Lithuania Government 0.95% 5/26/2027 (b)	EUR	1,116,000	1,188,609
Lithuania Government 1.625% 6/19/2049 (b)	EUR	1,009,000	764,807
Lithuania Government 2.1% 5/26/2047 (b)	EUR	3,903,000	3,330,426
Lithuania Government 2.125% 10/22/2035 (b)	EUR	6,210,000	6,154,429
Lithuania Government 2.125% 10/29/2026 (b)	EUR	4,140,000	4,570,652
Lithuania Government 2.125% 6/1/2032 (b)	EUR	8,400,000	8,783,588
Lithuania Government 3.875% 6/14/2033 (b)	EUR	5,200,000	6,119,403
Lithuania Government 4.125% 4/25/2028 (b)	EUR	13,600,000	15,828,415
TOTAL LITHUANIA			52,808,056
LUXEMBOURG - 0.4%
Luxembourg Government 0% 11/13/2026 (b)	EUR	10,726,000	11,409,551
Luxembourg Government 0% 4/28/2025 (b)	EUR	174,000	190,514
Luxembourg Government 0% 4/28/2030 (b)	EUR	1,879,000	1,836,169
Luxembourg Government 0.625% 2/1/2027 (b)	EUR	5,651,000	6,057,917
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (b)	EUR	6,197,000	5,681,777
State of the Grand-Duchy of Luxembourg 1.375% 5/25/2029 (b)	EUR	3,870,000	4,134,808
State of the Grand-Duchy of Luxembourg 1.75% 5/25/2042 (b)	EUR	2,630,000	2,447,314
State of the Grand-Duchy of Luxembourg 3% 3/2/2033 (b)	EUR	8,500,000	9,814,075
State of the Grand-Duchy of Luxembourg 3.25% 3/2/2043 (b)	EUR	5,700,000	6,559,859
TOTAL LUXEMBOURG			48,131,984
NETHERLANDS - 4.5%
Dutch Government 0% 1/15/2026 (b)(c)	EUR	30,220,000	32,690,190
Dutch Government 0% 1/15/2027 (b)(c)	EUR	10,784,000	11,459,219
Dutch Government 0% 1/15/2029 (b)(c)	EUR	4,200,000	4,274,478
Dutch Government 0% 1/15/2038 (b)(c)	EUR	28,830,000	22,731,840
Dutch Government 0% 1/15/2052 (b)(c)	EUR	17,227,000	9,487,711
Dutch Government 0% 7/15/2030 (b)(c)	EUR	50,213,000	49,336,767
Dutch Government 0% 7/15/2031 (b)(c)	EUR	11,251,000	10,775,017
Dutch Government 0.25% 7/15/2029 (b)(c)	EUR	19,500,000	19,873,578
Dutch Government 0.5% 1/15/2040 (b)(c)	EUR	42,689,000	34,835,942
Dutch Government 0.5% 7/15/2026 (b)(c)	EUR	9,511,000	10,293,609
Dutch Government 0.5% 7/15/2032 (b)(c)	EUR	16,600,000	16,131,991
Dutch Government 0.75% 7/15/2027 (b)(c)	EUR	13,202,000	14,182,555
Dutch Government 0.75% 7/15/2028 (b)(c)	EUR	78,754,000	83,439,562
Dutch Government 2% 1/15/2054 (b)(c)	EUR	30,700,000	29,512,514
Dutch Government 2.5% 1/15/2033 (b)(c)	EUR	11,430,000	12,889,395
Dutch Government 2.5% 7/15/2033 (b)(c)	EUR	26,500,000	29,811,159
Dutch Government 2.5% 7/15/2034 (b)(c)	EUR	13,300,000	14,902,607
Dutch Government 2.75% 1/15/2047 (b)(c)	EUR	14,565,000	16,404,571
Dutch Government 3.25% 1/15/2044 (b)(c)	EUR	6,500,000	7,844,065
Dutch Government 3.75% 1/15/2042 (b)(c)	EUR	45,030,000	57,501,361
Dutch Government 4% 1/15/2037 (b)(c)	EUR	8,170,000	10,452,735
TOTAL NETHERLANDS			498,830,866
NEW ZEALAND - 2.2%
New Zealand Government 0.25% 5/15/2028	NZD	39,600,000	22,238,560
New Zealand Government 0.5% 5/15/2026	NZD	69,879,000	42,090,385
New Zealand Government 1.5% 5/15/2031	NZD	40,200,000	21,837,359
New Zealand Government 1.75% 5/15/2041	NZD	18,664,000	7,805,728
New Zealand Government 2% 5/15/2032	NZD	41,113,000	22,521,110
New Zealand Government 2.75% 4/15/2037 (b)	NZD	45,131,000	23,812,530
New Zealand Government 2.75% 5/15/2051	NZD	31,500,000	13,789,262
New Zealand Government 3% 4/20/2029	NZD	70,194,000	43,165,949
New Zealand Government 3.5% 4/14/2033 (b)	NZD	28,700,000	17,322,383
New Zealand Government 4.25% 5/15/2034	NZD	13,600,000	8,636,346
New Zealand Government 4.5% 4/15/2027 (b)	NZD	26,900,000	17,431,864
New Zealand Government 5% 5/15/2054	NZD	2,400,000	1,554,947
TOTAL NEW ZEALAND			242,206,423
NORWAY - 1.0%
Kingdom of Norway 1.25% 9/17/2031 (b)(c)	NOK	12,161,000	1,010,487
Kingdom of Norway 1.375% 8/19/2030 (b)(c)	NOK	313,381,000	26,743,224
Kingdom of Norway 1.5% 2/19/2026 (b)(c)	NOK	76,672,000	7,059,844
Kingdom of Norway 1.75% 2/17/2027 (b)(c)	NOK	263,382,000	24,046,269
Kingdom of Norway 1.75% 9/6/2029 (b)(c)	NOK	128,390,000	11,343,194
Kingdom of Norway 2% 4/26/2028 (b)(c)	NOK	45,900,000	4,162,814
Kingdom of Norway 2.125% 5/18/2032 (b)(c)	NOK	142,533,000	12,474,486
Kingdom of Norway 3% 8/15/2033 (b)(c)	NOK	97,000,000	8,989,934
Kingdom of Norway 3.5% 10/6/2042 (b)(c)	NOK	70,200,000	6,799,846
Kingdom of Norway 3.625% 4/13/2034 (b)(c)	NOK	141,500,000	13,708,060
TOTAL NORWAY			116,338,158
PORTUGAL - 4.3%
Portugal Obrigacoes do Tesouro OT 0.475% 10/18/2030 (b)(c)	EUR	16,191,000	16,225,216
Portugal Obrigacoes do Tesouro OT 0.7% 10/15/2027 (b)(c)	EUR	33,005,000	35,276,548
Portugal Obrigacoes do Tesouro OT 0.9% 10/12/2035 (b)(c)	EUR	14,477,000	13,237,001
Portugal Obrigacoes do Tesouro OT 1% 4/12/2052 (b)(c)	EUR	27,715,000	17,945,999
Portugal Obrigacoes do Tesouro OT 1.15% 4/11/2042 (b)(c)	EUR	27,900,000	22,680,843
Portugal Obrigacoes do Tesouro OT 1.65% 7/16/2032 (b)(c)	EUR	64,040,000	67,170,779
Portugal Obrigacoes do Tesouro OT 1.95% 6/15/2029 (b)(c)	EUR	46,574,000	51,303,377
Portugal Obrigacoes do Tesouro OT 2.875% 10/15/2025 (b)(c)	EUR	73,288,000	81,942,919
Portugal Obrigacoes do Tesouro OT 2.875% 10/20/2034 (b)(c)	EUR	41,300,000	46,661,772
Portugal Obrigacoes do Tesouro OT 2.875% 7/21/2026 (b)(c)	EUR	27,450,000	30,949,559
Portugal Obrigacoes do Tesouro OT 3.625% 6/12/2054 (b)(c)	EUR	1,100,000	1,256,541
Portugal Obrigacoes do Tesouro OT 3.875% 2/15/2030 (b)(c)	EUR	16,065,000	19,347,352
Portugal Obrigacoes do Tesouro OT 4.1% 2/15/2045 (b)(c)	EUR	7,847,000	9,763,858
Republic of Portugal 2.125% 10/17/2028 (b)(c)	EUR	33,085,000	36,874,235
Republic of Portugal 4.1% 4/15/2037 (b)(c)	EUR	24,573,000	30,717,361
TOTAL PORTUGAL			481,353,360
SINGAPORE - 2.9%
Monetary Authority of Singapore 1.625% 7/1/2031	SGD	18,254,000	13,376,088
Monetary Authority of Singapore 1.875% 10/1/2051	SGD	41,700,000	27,561,421
Monetary Authority of Singapore 1.875% 3/1/2050	SGD	19,850,000	13,206,625
Monetary Authority of Singapore 2.125% 6/1/2026	SGD	65,913,000	51,015,516
Monetary Authority of Singapore 2.25% 8/1/2036	SGD	8,615,000	6,414,748
Monetary Authority of Singapore 2.375% 7/1/2039	SGD	5,400,000	4,043,665
Monetary Authority of Singapore 2.625% 5/1/2028	SGD	3,800,000	2,975,841
Monetary Authority of Singapore 2.625% 8/1/2032	SGD	31,700,000	24,684,194
Monetary Authority of Singapore 2.75% 3/1/2046	SGD	3,500,000	2,758,525
Monetary Authority of Singapore 2.75% 4/1/2042	SGD	49,317,000	38,736,053
Monetary Authority of Singapore 2.875% 7/1/2029	SGD	3,553,000	2,809,918
Monetary Authority of Singapore 2.875% 8/1/2028	SGD	22,500,000	17,777,670
Monetary Authority of Singapore 2.875% 9/1/2027	SGD	36,200,000	28,523,477
Monetary Authority of Singapore 3% 8/1/2072 (b)	SGD	9,500,000	8,141,478
Monetary Authority of Singapore 3.375% 5/1/2034	SGD	12,200,000	10,096,123
Monetary Authority of Singapore 3.375% 9/1/2033	SGD	23,600,000	19,456,573
Monetary Authority of Singapore 3.5% 3/1/2027	SGD	18,124,000	14,451,397
Monetary Authority of Singapore Treasury Bills 3% 4/1/2029	SGD	40,700,000	32,385,832
TOTAL SINGAPORE			318,415,144
SLOVAKIA - 1.5%
Slovak Republic 0.125% 6/17/2027 (b)	EUR	15,970,000	16,644,833
Slovak Republic 0.375% 4/21/2036 (b)	EUR	5,220,000	4,068,758
Slovak Republic 1% 10/13/2051 (b)	EUR	920,000	563,232
Slovak Republic 1% 10/9/2030 (b)	EUR	14,233,000	14,229,213
Slovak Republic 1% 5/14/2032 (b)	EUR	18,381,000	17,676,196
Slovak Republic 1% 6/12/2028 (b)	EUR	13,930,000	14,654,580
Slovak Republic 1.375% 1/21/2027 (b)	EUR	3,150,000	3,415,475
Slovak Republic 1.875% 3/9/2037 (b)	EUR	4,837,000	4,439,643
Slovak Republic 2% 10/17/2047 (b)	EUR	18,134,000	14,858,813
Slovak Republic 2.25% 6/12/2068 (b)	EUR	1,282,000	1,002,751
Slovak Republic 3.625% 1/16/2029 (b)	EUR	14,171,000	16,498,102
Slovak Republic 3.625% 6/8/2033 (b)	EUR	24,500,000	28,110,113
Slovak Republic 3.75% 3/6/2034 (b)	EUR	26,800,000	30,850,079
Slovak Republic 3.875% 2/8/2033 (b)	EUR	3,054,000	3,566,759
TOTAL SLOVAKIA			170,578,547
SLOVENIA - 0.8%
Slovenia Government Bond 0.125% 7/1/2031 (b)	EUR	5,960,000	5,618,602
Slovenia Government Bond 0.4875% 10/20/2050 (b)	EUR	6,065,000	3,407,392
Slovenia Government Bond 0.6875% 3/3/2081 (b)	EUR	4,248,000	2,023,252
Slovenia Government Bond 0.875% 7/15/2030 (b)	EUR	14,118,000	14,398,930
Slovenia Government Bond 1% 3/6/2028 (b)	EUR	9,000,000	9,619,570
Slovenia Government Bond 1.1875% 3/14/2029 (b)	EUR	4,421,000	4,692,780
Slovenia Government Bond 1.5% 3/25/2035 (b)	EUR	6,884,000	6,641,878
Slovenia Government Bond 1.75% 11/3/2040 (b)	EUR	8,240,000	7,420,046
Slovenia Government Bond 2.125% 7/28/2025 (b)	EUR	261,000	288,897
Slovenia Government Bond 2.25% 3/3/2032 (b)	EUR	6,950,000	7,498,324
Slovenia Government Bond 3% 3/10/2034 (b)	EUR	2,300,000	2,574,800
Slovenia Government Bond 3.125% 8/7/2045 (b)	EUR	6,338,000	6,787,473
Slovenia Government Bond 3.625% 3/11/2033 (b)	EUR	4,400,000	5,211,286
Slovenia Government Bond 5.125% 3/30/2026 (b)	EUR	12,292,000	14,221,567
TOTAL SLOVENIA			90,404,797
SPAIN - 4.7%
Spanish Kingdom 0% 1/31/2026	EUR	32,671,000	35,215,194
Spanish Kingdom 0% 1/31/2027	EUR	31,580,000	33,318,698
Spanish Kingdom 0% 1/31/2028	EUR	25,308,000	26,084,014
Spanish Kingdom 0.5% 10/31/2031 (b)(c)	EUR	7,736,000	7,452,691
Spanish Kingdom 0.6% 10/31/2029 (b)(c)	EUR	19,277,000	19,587,231
Spanish Kingdom 0.7% 4/30/2032 (b)(c)	EUR	22,230,000	21,461,620
Spanish Kingdom 0.8% 7/30/2027 (b)(c)	EUR	23,656,000	25,266,256
Spanish Kingdom 0.8% 7/30/2029	EUR	24,230,000	24,975,630
Spanish Kingdom 0.85% 7/30/2037 (b)(c)	EUR	23,974,000	20,191,339
Spanish Kingdom 1% 10/31/2050 (b)(c)	EUR	15,809,000	10,047,035
Spanish Kingdom 1% 7/30/2042 (b)(c)	EUR	11,860,000	9,010,997
Spanish Kingdom 1.2% 10/31/2040 (b)(c)	EUR	600,000	489,817
Spanish Kingdom 1.25% 10/31/2030 (b)(c)	EUR	8,115,000	8,388,413
Spanish Kingdom 1.4% 4/30/2028 (b)(c)	EUR	14,259,000	15,369,251
Spanish Kingdom 1.45% 10/31/2071 (b)(c)	EUR	13,559,000	7,723,191
Spanish Kingdom 1.45% 4/30/2029 (b)(c)	EUR	8,730,000	9,322,110
Spanish Kingdom 1.9% 10/31/2052 (b)(c)	EUR	12,800,000	9,976,560
Spanish Kingdom 1.95% 4/30/2026 (b)(c)	EUR	11,790,000	13,041,357
Spanish Kingdom 2.55% 10/31/2032 (b)(c)	EUR	39,300,000	43,234,748
Spanish Kingdom 2.7% 10/31/2048 (b)(c)	EUR	443,000	426,018
Spanish Kingdom 2.8% 5/31/2026	EUR	14,700,000	16,471,532
Spanish Kingdom 2.9% 10/31/2046 (b)(c)	EUR	720,000	727,428
Spanish Kingdom 3.15% 4/30/2033 (b)(c)	EUR	7,100,000	8,129,757
Spanish Kingdom 3.25% 4/30/2034 (b)(c)	EUR	6,600,000	7,570,316
Spanish Kingdom 3.45% 10/31/2034 (b)(c)	EUR	14,800,000	17,210,920
Spanish Kingdom 3.45% 7/30/2043 (b)(c)	EUR	25,000,000	27,651,036
Spanish Kingdom 3.5% 5/31/2029	EUR	25,900,000	30,170,919
Spanish Kingdom 3.55% 10/31/2033 (b)(c)	EUR	27,400,000	32,237,913
Spanish Kingdom 4.2% 1/31/2037 (b)(c)	EUR	6,230,000	7,708,231
Spanish Kingdom 5.15% 10/31/2044 (b)(c)	EUR	14,225,000	19,632,066
Spanish Kingdom 5.75% 7/30/2032	EUR	6,620,000	8,954,785
Spanish Kingdom 6% 1/31/2029	EUR	6,030,000	7,706,520
TOTAL SPAIN			524,753,593
SWEDEN - 1.1%
Sweden Kingdom 0.125% 5/12/2031 (b)	SEK	176,865,000	15,599,041
Sweden Kingdom 0.5% 11/24/2045 (b)	SEK	16,260,000	1,148,142
Sweden Kingdom 0.75% 11/12/2029 (b)	SEK	246,520,000	23,115,597
Sweden Kingdom 0.75% 5/12/2028 (b)	SEK	111,760,000	10,654,112
Sweden Kingdom 1% 11/12/2026 (b)	SEK	276,075,000	26,810,878
Sweden Kingdom 1.375% 6/23/2071 (b)	SEK	34,910,000	2,438,270
Sweden Kingdom 1.75% 11/11/2033 (b)	SEK	156,700,000	15,209,043
Sweden Kingdom 2.25% 5/11/2035 (b)	SEK	38,000,000	3,830,588
Sweden Kingdom 2.25% 6/1/2032 (b)	SEK	87,865,000	8,884,653
Sweden Kingdom 3.5% 3/30/2039 (b)	SEK	171,525,000	19,699,995
TOTAL SWEDEN			127,390,319
SWITZERLAND - 2.3%
Swiss Confederation Government Bond 0% 6/22/2029 (b)	CHF	13,100,000	15,215,534
Swiss Confederation Government Bond 0% 6/26/2034 (b)	CHF	13,300,000	15,115,469
Swiss Confederation Government Bond 0% 7/24/2039 (b)	CHF	2,070,000	2,291,345
Swiss Confederation Government Bond 0.25% 6/23/2035 (b)	CHF	7,110,000	8,262,705
Swiss Confederation Government Bond 0.5% 5/24/2055 (b)	CHF	16,600,000	20,168,975
Swiss Confederation Government Bond 0.5% 5/30/2058 (b)	CHF	3,907,000	4,802,090
Swiss Confederation Government Bond 0.5% 6/27/2032 (b)	CHF	14,000,000	16,692,347
Swiss Confederation Government Bond 0.5% 6/28/2045 (b)	CHF	436,000	522,042
Swiss Confederation Government Bond 1.25% 5/28/2026 (b)	CHF	5,574,000	6,676,590
Swiss Confederation Government Bond 1.25% 6/27/2037 (b)	CHF	6,501,000	8,469,443
Swiss Confederation Government Bond 1.25% 6/28/2043 (b)	CHF	10,600,000	14,355,582
Swiss Confederation Government Bond 1.5% 4/30/2042 (b)	CHF	14,124,000	19,679,646
Swiss Confederation Government Bond 2% 6/25/2064 (b)	CHF	2,342,000	4,484,459
Swiss Confederation Government Bond 2.5% 3/8/2036 (b)	CHF	3,128,000	4,557,773
Swiss Confederation Government Bond 3.5% 4/8/2033 (b)	CHF	26,804,000	39,917,960
Swiss Confederation Government Bond 4% 1/6/2049 (b)	CHF	19,826,000	42,715,795
Swiss Confederation Government Bond 4% 4/8/2028 (b)	CHF	25,010,000	33,312,398
TOTAL SWITZERLAND			257,240,153
UNITED KINGDOM - 3.9%
United Kingdom of Great Britain and Northern Ireland 0.125% 1/31/2028 (b)	GBP	2,396,000	2,851,733
United Kingdom of Great Britain and Northern Ireland 0.25% 7/31/2031 (b)	GBP	12,200,000	12,862,444
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2026 (b)	GBP	21,340,000	26,622,879
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (b)	GBP	12,977,000	14,208,871
United Kingdom of Great Britain and Northern Ireland 0.5% 1/31/2029 (b)	GBP	29,000,000	33,786,413
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (b)	GBP	155,000	145,701
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (b)	GBP	692,000	468,806
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (b)	GBP	16,400,000	8,143,309
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (b)	GBP	54,457,000	45,658,279
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (b)	GBP	18,140,000	22,651,623
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (b)	GBP	63,940,000	42,163,775
United Kingdom of Great Britain and Northern Ireland 1.5% 7/22/2026 (b)	GBP	6,200,000	7,948,686
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2028 (b)	GBP	3,570,000	4,407,169
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2071 (b)	GBP	19,072,000	11,769,694
United Kingdom of Great Britain and Northern Ireland 2.5% 7/22/2065 (b)	GBP	4,840,000	4,095,743
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (b)	GBP	400,000	449,272
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (b)	GBP	23,900,000	30,414,911
United Kingdom of Great Britain and Northern Ireland 3.5% 10/22/2025 (b)	GBP	15,700,000	20,798,763
United Kingdom of Great Britain and Northern Ireland 3.5% 7/22/2068 (b)	GBP	1,510,000	1,646,976
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (b)	GBP	20,800,000	24,118,258
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (b)	GBP	2,900,000	3,498,915
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2049 (b)	GBP	15,124,000	19,283,844
United Kingdom of Great Britain and Northern Ireland 4.25% 3/7/2036 (b)	GBP	2,199,000	2,981,771
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (b)	GBP	10,600,000	14,557,281
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (b)	GBP	6,300,000	8,586,861
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (b)	GBP	6,500,000	8,756,077
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (b)	GBP	8,500,000	11,605,693
United Kingdom of Great Britain and Northern Ireland 4.5% 9/7/2034 (b)	GBP	2,430,000	3,381,339
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (b)	GBP	6,200,000	8,700,229
United Kingdom of Great Britain and Northern Ireland 4.75% 12/7/2030 (b)	GBP	22,792,000	32,063,902
TOTAL UNITED KINGDOM			428,629,217
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,596,962,962)			10,931,223,376

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $77,066,736)	4.89	77,051,326	77,066,735

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $11,674,029,698)	11,008,290,111
NET OTHER ASSETS (LIABILITIES) - 1.0%	112,178,388
NET ASSETS - 100.0%	11,120,468,499

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	245	Dec 2024	32,740,246	241,742	241,742
ICE Long Gilt Contracts (United Kingdom)	470	Dec 2024	61,850,114	(608,945)	(608,945)

TOTAL FUTURES CONTRACTS					(367,203)
The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	547,690,809	AUD	805,763,000	JPMorgan Chase Bank, N.A.	10/02/24	(9,373,441)
USD	547,672,574	AUD	790,241,000	JPMorgan Chase Bank, N.A.	11/05/24	1,042,117
USD	484,921,083	CAD	653,179,000	BNP Paribas S.A.	10/02/24	1,961,269
USD	16,250	CAD	22,000	State Street Bank and Trust Co	10/02/24	(17)
USD	484,248,655	CAD	652,404,000	Bank of America, N.A.	11/05/24	1,455,019
USD	27,079,752	CAD	36,548,000	Canadian Imperial Bk. of Comm.	11/05/24	33,410
USD	270,851,179	CHF	228,931,000	HSBC Bank	10/02/24	359,065
USD	260,693,874	CHF	218,767,000	HSBC Bank	11/05/24	1,132,706
USD	192,347,031	DKK	1,294,207,000	Bank of America, N.A.	10/02/24	(917,710)
USD	187,890,704	DKK	1,250,950,000	Bank of America, N.A.	11/05/24	727,655
USD	6,050,120,421	EUR	5,457,137,000	Bank of America, N.A.	10/02/24	(24,491,664)
USD	6,359,226	EUR	5,732,000	JPMorgan Chase Bank, N.A.	10/02/24	(21,350)
USD	5,998,264,978	EUR	5,356,225,000	State Street Bank and Trust Co	11/05/24	26,933,039
USD	72,215,374	EUR	64,701,000	Bank of America, N.A.	11/05/24	84,135
USD	429,820,624	GBP	326,600,000	Goldman Sachs Bank USA	10/02/24	(6,827,245)
USD	431,664,469	GBP	322,030,000	Citibank, N.A.	11/05/24	1,137,519
USD	8,571,892	GBP	6,397,000	Bank of America, N.A.	11/05/24	19,642
USD	22,757,570	HKD	177,184,000	Brown Brothers Harriman & Co	10/02/24	(34,740)
USD	23,127,815	HKD	179,658,000	Brown Brothers Harriman & Co	11/05/24	6,025
USD	2,252,749,624	JPY	325,792,200,000	Royal Bank of Canada	10/02/24	(14,025,120)
USD	8,013,106	JPY	1,148,000,000	Bank of America, N.A.	10/02/24	25,630
USD	2,257,152,760	JPY	320,392,000,000	Royal Bank of Canada	11/05/24	16,585,504
USD	22,278,251	JPY	3,173,900,000	Goldman Sachs Bank USA	11/05/24	82,515
USD	117,513,028	NOK	1,234,690,000	State Street Bank and Trust Co	10/02/24	513,516
USD	118,977,038	NOK	1,247,642,000	State Street Bank and Trust Co	11/05/24	708,164
USD	235,690,481	NZD	377,074,000	State Street Bank and Trust Co	10/02/24	(3,864,631)
USD	241,815,263	NZD	380,434,000	Bank of America, N.A.	11/05/24	98,151
USD	5,140,492	NZD	8,073,000	Bank of America, N.A.	11/05/24	11,134
USD	127,028,751	SEK	1,300,185,000	HSBC Bank	10/02/24	(994,506)
USD	129,617,852	SEK	1,303,988,000	State Street Bank and Trust Co	11/05/24	994,473
USD	317,326,177	SGD	413,007,000	State Street Bank and Trust Co	10/02/24	(4,017,531)
USD	316,603,175	SGD	404,326,000	State Street Bank and Trust Co	11/05/24	1,429,032
USD	5,504,555	SGD	7,050,000	BNP Paribas S.A.	11/05/24	9,045
AUD	15,918,000	USD	10,777,697	Bank of America, N.A.	10/02/24	227,212
AUD	789,683,810	USD	547,013,975	JPMorgan Chase Bank, N.A.	10/02/24	(1,066,073)
CAD	1,182,000	USD	877,248	Royal Bank of Canada	10/02/24	(3,278)
CAD	652,016,835	USD	483,548,528	Bank of America, N.A.	10/02/24	(1,448,018)
CAD	27,109,727	USD	20,069,238	Canadian Imperial Bk. of Comm.	10/01/24	(24,336)
CHF	10,366,000	USD	12,233,359	JPMorgan Chase Bank, N.A.	10/02/24	14,529
CHF	218,565,000	USD	259,455,128	HSBC Bank	10/02/24	(1,210,903)
DKK	43,232,000	USD	6,415,607	JPMorgan Chase Bank, N.A.	10/02/24	40,254
DKK	1,250,975,000	USD	187,571,878	Bank of America, N.A.	10/02/24	(762,999)
EUR	102,774,000	USD	113,718,609	Royal Bank of Canada	10/02/24	684,270
EUR	13,000,000	USD	14,363,714	JPMorgan Chase Bank, N.A.	10/02/24	107,236
EUR	5,341,255,000	USD	5,973,125,467	State Street Bank and Trust Co	10/02/24	(27,507,430)
EUR	5,346,000	USD	5,958,545	Bank of America, N.A.	10/02/24	(7,645)
GBP	5,827,000	USD	7,648,874	HSBC Bank	10/02/24	141,534
GBP	320,691,000	USD	429,886,286	Citibank, N.A.	10/02/24	(1,138,454)
GBP	6,594,000	USD	8,836,026	Bank of America, N.A.	10/02/24	(20,178)
HKD	176,789,663	USD	22,743,808	Brown Brothers Harriman & Co	10/02/24	(2,224)
JPY	4,770,900,000	USD	32,786,806	State Street Bank and Trust Co	10/02/24	407,836
JPY	1,615,750,000	USD	11,271,199	Bank of America, N.A.	10/02/24	(29,244)
JPY	320,553,550,000	USD	2,247,921,108	Royal Bank of Canada	10/02/24	(17,595,486)
JPY	1,395,432,227	USD	9,749,677	Goldman Sachs Bank USA	10/02/24	(40,634)
NOK	1,234,537,988	USD	117,689,373	State Street Bank and Trust Co	10/02/24	(704,266)
NZD	377,074,000	USD	239,668,234	Bank of America, N.A.	10/02/24	(113,122)
NZD	6,259,066	USD	3,985,022	Bank of America, N.A.	10/02/24	(8,638)
SEK	1,300,183,310	USD	129,031,242	State Street Bank and Trust Co	10/02/24	(1,008,151)
SGD	7,588,000	USD	5,824,271	Brown Brothers Harriman & Co	10/02/24	79,639
SGD	404,349,892	USD	316,071,205	State Street Bank and Trust Co	10/02/24	(1,463,236)
SGD	2,227,709	USD	1,736,382	BNP Paribas S.A.	10/02/24	(3,094)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(61,674,089)
Unrealized Appreciation						57,051,275
Unrealized Depreciation						(118,725,364)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Kronen
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krona
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,272,013,927 or 65.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,807,001,620 or 34.1% of net assets.

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,930,049.
(e)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $74,133,965.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	149,869,926	1,660,327,382	1,733,150,887	3,518,662	20,315	(1)	77,066,735	0.2%
Total	149,869,926	1,660,327,382	1,733,150,887	3,518,662	20,315	(1)	77,066,735

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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